SHORT TERM LOANS-UNRELATED PARTIES	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
SHORT TERM LOANS-UNRELATED PARTIES

10. SHORT TERM LOANS-UNRELATED PARTIES

As of December 31, 2024 and 2023, short term loans from third parties for working capital purposes were as following:

	As of December 31, 2024	As of December 31, 2023
Third parties loans	6,561,136	1,143,565
Total	$6,561,136	$1,143,565

a) Third parties loans

Third parties loans as of December 31, 2024 and 2023 consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Ms. Xiuxia Wang	1,880,044	704,235
Mr. Hongshan Liu	564,330	439,330
Fujian Chuanzhiyuan Co, ltd	136,997	-
CISI Investment Limited	2,574,765	-
Ms. Xiaozhen Li	1,405,000	-
	$6,561,136	$1,143,565

On June 6 and December 29, 2023 the Company borrowed a revolving credit loan of RMB2.3 million (approximately $319,610) and RMB1.5 million (approximately $211,271 from Mr. Hongshan Liu, an unrelated party individual, bearing 8% per annum and payable on demand. RMB0.7 million (approximately $91,551) was repaid during the year ended December 31, 2023.

On December 7, 2023, the Company borrowed two revolving credit loans of RMB5.0 million (approximately $704,235) from Ms. Xiuxia Wang, an unrelated individuals, bearing 8% interest and payable on demand.

For the year ended December 31, 2024, the Company borrowed a total of RMB 0.5 million (approximately $68,500) on several occasions from Mr. Hongshan Liu, respectively, bearing 8% interest and payable on demand.

For the year ended December 31, 2024, the Company borrowed a total of RMB 10.71 million (approximately $1.5 million) on several occasions from Ms. Xiuxia Wang, bearing 8% per annum and payable on demand. RMB1.99 million (approximately $272,629) was repaid during the year ended December 31, 2024.

On December 30, 2024, the Company borrowed a revolving credit loan of RMB1 million (approximately $136,999) from Fujian Chuanzhiyuan Industrial Investment Co., Ltd., an unrelated party, bearing 8% per annum and payable on demand.

On February 22, 2024, May 7, 2024 and June 14, 2024, the Company borrowed a revolving credit loan of HKD10,000,000, HKD5,000,000 and HKD5,000,000 (approximately $1,282,051, $641,052 and $641,052) from CISI Investment Limited, a third party, bearing 10% per annum and payable on demand.

As of the merger date on November 21, 2024, the Company assumed liabilities of TMT upon completion of the merger, including a short-term, interest-free loan totaling $1,405,000 owed to a non-related party. The loan agreement does not stipulate a specific repayment timeline.

During years ended December 31, 2024, 2023, and 2022, interest of $ 367,977, $39,737 and $287,429 were incurred on the Company’s loans from unrelated parties, respectively.

Changes in loans were as follows:

	For the Years ended December 31,
	2024	2023	2022
Beginning balance	$1,143,565	$2,305,283	$9,800,322
Proceeds from bank borrowings	-	-	742,969
Proceeds from factoring loan related to notes receivable	-	-	1,619,673
Proceeds from third parties	4,350,790	2,010,327	237,230
Repayments of bank borrowings	-	(706,108)	(5,052,192)
Loan forgiven by a third party	-	(388,088)	-
Repayment of loans to third parties	(526,703)	(475,632)	(4,442,437)
Maturity of bank acceptance notes	-	(1,539,316)	-
Loan acquired in the reverse recapitalization	1,425,229	-	-
Exchange difference	168,255	(62,901)	(600,282)
Ending balance	$6,561,136	$1,143,565	$2,305,283